Common shares (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Shares Details
Beginning Balance, Shares	39,554,959	34,757,396	30,826,796
Beginning Balance, Amount	56,623,686	53,756,687	52,031,435
Issued through private placement financings, net of issue costs, Shares		4,258,005	3,200,600
Issued through private placement financings, net of issue costs, Amount		2,886,024	1,487,827
Value attributed to warrants issued in the private placement financing, Shares
Value attributed to warrants issued in the private placement financing, Amount		(409,143)	(329,386)
Issued on exercise of stock options, Shares	16,667	75,000	30,000
Issued on exercise of stock options, Amount	13,234	47,250	18,900
Issued on exercise of warrants, Shares	846,700	464,558	700,000
Issued on exercise of warrants, Amount	1,064,222	278,760	420,000
Transfer from contributed surplus upon exercise of stock options and warrants, Shares
Transfer from contributed surplus upon exercise of stock options and warrants, Amount			127,911
Transfer from contributed surplus upon exercise of stock options, Amount	8,279	18,375
Transfer from contributed surplus upon exercise of warrants, Amount		45,733
Conversion of preferred shares, Shares	2,000,000
Conversion of preferred shares, Amount	3,256,400
Transfer from fair value of derivative financial instruments upon exercise of Warrants, Shares
Transfer from fair value of derivative financial instruments upon exercise of Warrants, Amount	374,500
Ending Balance, Shares	42,418,326	39,554,959	34,757,396
Ending Balance, Amount	61,340,321	56,623,686	53,756,687